INCOME TAXES - Foreign Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 28, 2012
Income Tax Disclosure [Abstract]
Undistributed earnings of foreign subsidiaries	$ 14.7
Foreign tax credits	$ 0.6